Consolidated Statements of Cash Flows ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Cash flows from operating activities:
Net cash used in operations (see Appendix A)	₪ (17,884)	$ (5,158)	₪ (19,357)	₪ (14,498)
Interest received				1
Net cash used in operating activities	(17,884)	(5,158)	(19,357)	(14,497)
Cash flows from investing activities:
Purchase of property and equipment	(447)	(129)	(492)	(1,389)
Net cash used in investing activities	(447)	(129)	(492)	(1,389)
Cash flows from financing activities:
Proceeds from issue of shares, warrants and debentures, less issue expenses	29,030	8,374	18,505	10,010
Exercise of options and warrants into shares	3,618	1,044		27
Payments made for equipment on financing terms	(253)	(73)	(19)
Net cash provided by financing activities	32,395	9,345	18,486	10,037
Increase (Decrease) in cash and cash equivalents	14,064	4,058	(1,363)	(5,849)
Cash and cash equivalents at the beginning of the year	3,797	1,094	5,317	11,062
Exchange differences on cash and cash equivalents	44	13	157	(104)
Cash and cash equivalents at the end of the year	17,817	5,139	3,797	5,317
A. Net cash used in operations:
Comprehensive loss	(20,880)	(6,022)	(27,893)	(18,650)
Adjustments for:
Depreciation and amortization	1,050	303	864	788
Share-based compensation to employees and consultants	4,970	1,433	3,572	4,081
Exchange differences on cash and cash equivalents	44	13	157	(104)
Interest received				(1)
Gain from changes in fair value of financial instruments	(35)	(10)
Exchange differences on restricted cash	54	16	8	(1)
Total net cash used in operations	(14,797)	(4,267)	(23,292)	(13,887)
Changes in operating asset and liability items:
Increase in trade receivables	(137)	(40)	(544)	(1,693)
Increase in inventory	(213)	(61)	(487)
Decrease (increase) in other receivables (including long-term receivables)	101	29	(95)	(21)
Increase (decrease) in trade payables (including long-term payables)	(2,239)	(646)	2,498	854
Increase in accrued liabilities and other payables	379	109	382	249
Increase (decrease) in royalties to the IIA	(978)	(282)	2,181
Total changes in operating asset and liability	(3,087)	(891)	3,935	(611)
Net cash used in operations	₪ (17,884)	$ (5,158)	(19,357)	₪ (14,498)
B. Non-cash investing and financing activities-
Acquisition of fixed assets against issue of shares and credit See Note 13(A)(1)(C).			₪ 1,678